INVESTMENT IN EQUITY SECURITIES	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN EQUITY SECURITIES

NOTE 3 – INVESTMENT IN EQUITY SECURITIES

In 2016 the Company invested in Rail Vision Ltd. (“Rail Vision”) shares and warrants. From 2016 to 2020, the Company held significant influence but not control, accounting for the investment under the equity method. After losing significant influence on December 30, 2020, the remaining equity interest was classified as an investment in equity securities without a readily determined fair value. In January 2022, the Company invested $286 through a SAFE agreement, which converted into ordinary shares upon Rail Vision’s IPO and listing on the Nasdaq Capital Market, on April 4, 2022. The Company also invested an additional $715 in Rail Vision’s shares during the IPO, after which the investment was measured at fair value through profit or loss.

As of December 31, 2023, the Company held 10.20% (2022: 15.39%) of Rail Vision’s issued share capital and 6.94% (2022: 12.25%) on a fully diluted basis. In the first quarter of 2024, the Company sold all its shares in Rail Vision for approximately $1,847, net of fees, and, as of December 31, 2024, the Company holds 242,280 of Rail Vision’s warrants. During 2024, the Company recognized finance income of approximately $1,444 from the sale of all Rail Vision’s shares and from the fair value revaluation of Rail Vision’s warrants.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

The reconciliation of the opening and closing fair value balance of the investment in equity securities instruments is provided below:

Opening Balance December 31, 2021	$4,011
Changes during 2022:
Adjustment to fair value through profit or loss	(2,208)
Investment in equity securities	715
Conversion of SAFE to equity securities	286
Opening Balance December 31, 2022	$2,804
Changes during 2023:
Adjustment to fair value through profit or loss	(2,330)
Closing Balance December 31, 2023	$474
Adjustment to fair value through profit or loss	1,444
Divestment in Equity Securities	(1,847)
Closing Balance December 31, 2024	$71